Derivative Financial Instruments - Summary of Items Designated As Hedging Instruments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Fair value hedges | interest rate swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	6,509	2,798
Changes in fair value used for calculating hedge ineffectiveness	£ (58)	£ 79
Fair value hedges | – cross-currency swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	459	451
Changes in fair value used for calculating hedge ineffectiveness	£ (2)	£ 13
Cash flow hedges | – cross-currency swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	833	859
Changes in fair value used for calculating hedge ineffectiveness	£ 18	£ (26)
Cash flow hedges | – forward foreign currency contracts | Foreign currency risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	3,023	2,807
Changes in fair value used for calculating hedge ineffectiveness	£ 39	£ (6)
Net investment hedges (derivative related) | – forward foreign currency contracts | Foreign currency risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	4,569	4,329
Changes in fair value used for calculating hedge ineffectiveness	£ (33)	£ 69
Net investment hedges (non-derivative related) | Long-term Borrowings
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	363	380
Changes in fair value used for calculating hedge ineffectiveness	£ 17	£ 9